Revenues - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in revenue from sale of goods	€ 22,700
Increase in revenue from sales of goods, percentage	33.00%
Other revenues from contracts with customers	€ 6,152	€ 1,847
Increase in revenue	€ 26,700
IXIARO®
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in revenue from sales of goods, percentage	31.00%
DUKORAL®
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in revenue from sales of goods, percentage	16.00%
IXCHIQ®
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in revenue from sale of goods	€ 6,600
Third party products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in revenue from sales of goods, percentage	9.00%